Additional disclosure requirements - Condensed Statements of Income (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Condensed Income Statements, Captions [Line Items]
Interest income		€ 56,838	€ 49,922
Dividends from affiliated companies		493	382
Interest expense		(33,381)	(29,002)
Non-interest income:	[1]	409	480
Non-interest expense:		(1,391)	(1,504)
Operating profit/(loss) before tax		9,508	8,090
Income tax expense		(2,916)	(2,281)
Profit/(loss) for the period		6,592	5,809
Banco Santander S.A. | Reportable legal entities
Condensed Income Statements, Captions [Line Items]
Interest income		18,184	13,380
Dividends from affiliated companies		4,170	3,131
Interest expense		(9,993)	(6,938)
Interest income / (Charges)		8,191	6,442
Provision for credit losses		(658)	(755)
Interest income / (Charges) after provision for credit losses		7,532	5,687
Non-interest income:		2,724	2,397
Non-interest expense:		(4,517)	(4,187)
Operating profit/(loss) before tax		5,739	3,897
Income tax expense		(337)	(243)
Profit/(loss) for the period		5,402	3,654
Banco Santander S.A. | Reportable legal entities | Earnings Assets
Condensed Income Statements, Captions [Line Items]
Interest income		14,014	10,249
Banco Santander S.A. | Reportable legal entities | Bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from affiliated companies		3,747	2,618
Banco Santander S.A. | Reportable legal entities | Non-bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from affiliated companies		€ 423	€ 513

[1]	Includes EUR -687 million at 30 June 2024 (EUR -574 million at 30 June 2023) derived from the net monetary loss generated in Argentina as a result of the application of IAS 29 Financial reporting in hyperinflationary economies.